Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 144,185	€ 71,579	€ 19,677
Changes in inventories and raw materials and consumables used	(85,605)	(44,253)	(10,574)
Employee benefits	(88,814)	(29,666)	(9,806)
Other operating expenses	(91,555)	(43,405)	(8,192)
Amortization and depreciation	(18,890)	(8,483)	(2,379)
Other Income/(Expense)	1,844	656	289
Operating Loss	(138,835)	(53,572)	(10,985)
Total Assets	421,984	342,613	81,844
Total Liabilities	252,834	211,541	69,610
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	164,111	79,265	19,731
Changes in inventories and raw materials and consumables used	(103,907)	(50,420)	(10,590)
Employee benefits	(88,814)	(29,666)	(9,806)
Other operating expenses	(93,983)	(44,114)	(8,229)
Amortization and depreciation	(18,890)	(8,483)	(2,379)
Other Income/(Expense)	1,844	656	289
Operating Loss	(139,639)	(52,762)	(10,984)
Total Assets	671,385	471,716	83,461
Total Liabilities	368,404	226,056	69,960
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue	140,145	74,280	19,673
Changes in inventories and raw materials and consumables used	(88,104)	(47,056)	(10,557)
Employee benefits	(74,895)	(27,130)	(9,128)
Other operating expenses	(72,844)	(42,273)	(7,765)
Amortization and depreciation	(17,058)	(8,214)	(2,265)
Other Income/(Expense)	1,508	962	289
Operating Loss	(111,248)	(49,431)	(9,753)
Total Assets	515,796	343,320	83,202
Total Liabilities	336,356	210,418	69,231
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue	23,552	4,687	1
Changes in inventories and raw materials and consumables used	(15,787)	(3,345)	(13)
Employee benefits	(13,533)	(2,309)	(617)
Other operating expenses	(21,026)	(1,778)	(427)
Amortization and depreciation	(1,830)	(268)	(114)
Other Income/(Expense)	335	(306)
Operating Loss	(28,289)	(3,319)	(1,170)
Total Assets	155,529	128,312	233
Total Liabilities	32,001	15,622	708
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue	414	298	57
Changes in inventories and raw materials and consumables used	(16)	(19)	(20)
Employee benefits	(386)	(227)	(61)
Other operating expenses	(113)	(63)	(37)
Amortization and depreciation	(2)	(1)	0
Other Income/(Expense)	1	0
Operating Loss	(102)	(12)	(61)
Total Assets	60	84	26
Total Liabilities	47	16	21
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	(19,926)	(7,686)	(54)
Changes in inventories and raw materials and consumables used	18,302	6,167	16
Other operating expenses	2,428	709	37
Operating Loss	804	(810)
Total Assets	(249,401)	(129,103)	(1,617)
Total Liabilities	€ (115,570)	€ (14,515)	€ (350)